INCOME TAXES (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011 Canterbury Resources, Inc.
Net operating loss carryforwards	$ 1,103,000
Valuation allowance	$ 428,547	$ 38,097